[TEXT]				UNITED STATES
			       SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549
					FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999
Check here if Amendment [   ] ; Amendment Number:
This Amendment  (Check only one.): [    ] is a restatement.
                                   [    ] adds new holdings
							entries.

Institutional Investment Manager Filing this Report:
Name:		McHugh Associates, Inc.
Address:	259 N. Radnor Chester Road Suite 150
		Radnor, PA  19087

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:		Andrea de Chiara
Title:	Assistant Vice President
Phone:	(610) 254 - 2929
Signature, Place, and Date of Signing:
Andrea de Chiara	Radnor, PA		February 16, 2000

Report Type  (Check only one):

[ X ]	13F HOLDINGS REPORT.

[    ]     13F NOTICE.

[    ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF
1934.

FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	48

Form 13F Information Table Value Total:	$712,157

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLSTATE CORP                  COM              020002101      213     8866 SH       SOLE                                       8866
                                                               602    25000 SH       OTHER                                     25000
AMERICAN INTL                  COM              026874107    30267   279927 SH       SOLE                    64955            214972
                                                              6358    58798 SH       OTHER                                     58798
AUTOMATIC DATA                 COM              053015103    31434   583466 SH       SOLE                   130970            452496
                                                              9795   181816 SH       OTHER                                    181816
BANK OF NY                     COM              064057102    40881  1022026 SH       SOLE                   208565            813461
                                                             24457   611428 SH       OTHER                                    611428
CINTAS CORP                    COM              172908105    21250   400004 SH       SOLE                    90610            309394
                                                              5561   104675 SH       OTHER                                    104675
COCA COLA                      COM              191216100    13350   229176 SH       SOLE                    43600            185576
                                                              2359    40495 SH       OTHER                                     40495
COLGATE                        COM              194162103    28566   439472 SH       SOLE                   103240            336232
                                                              6109    93980 SH       OTHER                                     93980
CVS CORP COM                   COM              126650100    16864   422925 SH       SOLE                    93825            329100
                                                              2134    53510 SH       OTHER                                     53510
EMC CORP                       COM              268648102    38296   350533 SH       SOLE                    79050            271483
                                                              9391    85960 SH       OTHER                                     85960
FASTENAL CO COM                COM              311900104    20005   445183 SH       SOLE                    92728            352455
                                                              2501    55650 SH       OTHER                                     55650
GENERAL ELECTRIC               COM              369604103    18219   117729 SH       SOLE                    25786             91943
                                                              6617    42761 SH       OTHER                                     42761
GILLETTE                       COM              375766102    17491   424667 SH       SOLE                   109355            315312
                                                              3965    96260 SH       OTHER                                     96260
HARLEY DAVIDSON                COM              412822108    30541   476740 SH       SOLE                   113405            363335
                                                              4190    65400 SH       OTHER                                     65400
INTEL CORP.                    COM              458140100    48075   584052 SH       SOLE                   132765            451287
                                                             17856   216930 SH       OTHER                                    216930
JOHNSON & J.                   COM              478160104    19528   209411 SH       SOLE                    46255            163156
                                                              7243    77670 SH       OTHER                                     77670
MEDTRONIC INC                  COM              585055106    20042   550045 SH       SOLE                   112990            437055
                                                              6206   170310 SH       OTHER                                    170310
MGIC INVT CORP                 COM              552848103    26588   441749 SH       SOLE                   119450            322299
                                                              5730    95195 SH       OTHER                                     95195
MICROSOFT                      COM              594918104    60199   515619 SH       SOLE                   100135            415484
                                                             22128   189530 SH       OTHER                                    189530
MOLEX CLASS A                  COM              608554200    26709   590265 SH       SOLE                   135540            454725
                                                              4796   105979 SH       OTHER                                    105979
OMNICOM GROUP                  COM              681919106    12061   120605 SH       SOLE                    27915             92690
                                                              1767    17665 SH       OTHER                                     17665
ROBERT HALF INT'L              COM              770323103    11165   390895 SH       SOLE                    93795            297100
                                                              1374    48100 SH       OTHER                                     48100
ROUSE COMPANY                  COM              779273101      138     6500 SH       SOLE                                       6500
                                                               309    14530 SH       OTHER                                     14530
SEALED AIR                     COM              81211k100    23511   453773 SH       SOLE                   112600            341173
                                                              5136    99135 SH       OTHER                                     99135
STERIS CORP.                   COM              859152100      137    13400 SH       SOLE                                      13400
                                                                47     4600 SH       OTHER                                      4600